Securities - Contractual Maturity Data for Securities (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Investment Holdings [Line Items]
Available for sale, Amortized Cost	$ 3,425	$ 14,694
Held to maturity, Amortized Cost	418,696	462,728
Available for sale, Fair Value	3,599	15,399
Held to maturity, Fair Value	421,064	479,339
Debt Securities [Member]
Investment Holdings [Line Items]
Available for sale, Due after one but within five years, Amortized Cost		5,000
Held to maturity, Due less than one year, Amortized Cost	4,968	5,000
Held to maturity, Due after one through five years, Amortized Cost	94,948	94,913
Held to maturity, Due after five through ten years, Amortized Cost	20,003	20,003
Held to maturity, Due after ten years, Amortized Cost
Held to maturity, Amortized Cost	119,919	119,916
Available for sale, Due after one but within five years, Fair Value		5,004
Held-to-maturity, Due less than one year, Fair Value	5,006	5,014
Held to maturity, Due after one through five years, Fair Value	96,184	96,463
Held to maturity, Due after five through ten years, Fair Value	20,357	20,985
Held to maturity, Due after ten years, Fair Value
Held to maturity, Fair Value	121,547	122,462
Mortgage-Backed Securities [Member]
Investment Holdings [Line Items]
Available for sale, Due after five through ten years, Amortized Cost		2,565
Available for sale, Due after ten years, Amortized Cost	3,425	7,129
Available for sale, Amortized Cost	3,425	9,694
Held to maturity, Due less than one year, Amortized Cost		8
Held to maturity, Due after one through five years, Amortized Cost	3,279	337
Held to maturity, Due after five through ten years, Amortized Cost	81,854	78,187
Held to maturity, Due after ten years, Amortized Cost	213,644	264,280
Held to maturity, Amortized Cost	298,777	342,812
Available for sale, Due after five through ten years, Fair Value		2,756
Held-to-maturity, Due less than one year, Fair Value		8
Available for sale, Due after ten years, Fair Value	3,599	7,639
Held to maturity, Due after one through five years, Fair Value	3,479	352
Available for sale, Fair Value	3,599	10,395
Held to maturity, Due after five through ten years, Fair Value	78,452	78,699
Held to maturity, Due after ten years, Fair Value	217,586	277,818
Held to maturity, Fair Value	$ 299,517	$ 356,877